RELATED PARTIES (Details) - CAD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Gk mine [Member]
Related party [Line Items]
Amounts payable, related party transactions	[1]	$ 523	$ 926
International investment and underwriting [Member]
Related party [Line Items]
Amounts payable, related party transactions		32	53
Key management personnel of entity or parent [member]
Related party [Line Items]
Amounts payable, related party transactions		178	3
De Beers Canada [Member]
Related party [Line Items]
Amounts payable, related party transactions		339	0
Amounts receivable, related party transactions		$ 21	$ 0

[1]	included in accounts payable and accrued liabilities